Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-Based Compensation

13. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Share options	1,265,555	9,043,829	33,912,040	5,235,117
Non-vested restricted shares	30,983,610	23,647,858	33,760,448	5,211,715
Total share-based compensation	32,249,165	32,691,687	67,672,488	10,446,832

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was RMB239.97 (US$39.64), RMB172.92 (US$27.87) and RMB294.76 (US$45.50) per share, respectively. There were 153,014, 128,457 and 49,887 options exercised during the years ended December 31, 2013, 2014 and 2015 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2013	2014	2015
Average risk-free rate of return	1.55%	1.89%	1.73%
Weighted average expected option life	5.6 years	6.0 years	6.1 years
Estimated volatility	80.5%	82.2%	54.1%
Average dividend yield	1.90%	Nil	Nil

The following table summarizes option activity during the year ended December 31, 2015:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2015	485,881	169.80	8.4	58,792,954
Granted	362,700	230.61
Exercised	(49,887)	90.08
Forfeited	(35,804)	191.41
Outstanding as of December 31, 2015	762,890	202.91	8.3	133,866,535
Vested and expected to vest as of December 31, 2015	651,661	202.91	8.3	114,348,794
Exercisable as of December 31, 2015	251,877	190.66	7.3	38,534,375

As of December 31, 2015, there was RMB95,332,159 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.95 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2015 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2015	260,317	90.92
Granted	153,393	428.26
Vested	(144,606)	172.60
Forfeited	(20,078)	266.27
Non-vested as of December 31, 2015	249,026	237.14

The total fair value of non-vested restricted shares vested in 2013, 2014 and 2015 was RMB17,508,140, RMB22,954,162 and RMB24,959,520, respectively. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date (or date of modification, as applicable). As of December 31, 2015, there was RMB52,858,717 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.48 years.

On August 6, 2014, the Group granted 19,375 restricted shares to independent directors to replace options previously granted and modify the purchase price of the unvested restricted shares from RMB229.76 (US$37.03) per share to zero, but other conditions remaining unchanged. The Company compared the fair value of the modified restricted shares against the original awards as of the modification date and concluded that there is RMB1.9 million (US$0.3 million) incremental compensation cost to be recognized in the next 2 years.